UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Managed Municipals Fund
Class 1 [SMMOX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class 1 shares of Western Asset Managed Municipals Fund returned 3.45%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, led by power, water & sewer, and leased-backed
↑	Overweight to industrial revenue
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Rates positioning
↓	Underweight to housing
Western Asset Managed Municipals Fund	PAGE 1	7710-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class 1	3.45	0.77	2.27
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,920,877,895
Total Number of Portfolio Holdings*	723
Total Management Fee Paid	$11,887,681
Portfolio Turnover Rate	16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Managed Municipals Fund	PAGE 2	7710-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare and John Mooney.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7710-ATSR-0425

Western Asset Managed Municipals Fund
Class A [SHMMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$74	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Western Asset Managed Municipals Fund returned 3.34%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, led by power, water & sewer, and leased-backed
↑	Overweight to industrial revenue
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Rates positioning
↓	Underweight to housing
Western Asset Managed Municipals Fund	PAGE 1	7005-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.34	0.64	2.14
Class A (with sales charge)	-0.56	-0.23	1.70
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,920,877,895
Total Number of Portfolio Holdings*	723
Total Management Fee Paid	$11,887,681
Portfolio Turnover Rate	16%
*	Does not include derivatives, except purchased options, if any.
Western Asset Managed Municipals Fund	PAGE 2	7005-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare and John Mooney.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7005-ATSR-0425

Western Asset Managed Municipals Fund
Class C [SMMCX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$132	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Western Asset Managed Municipals Fund returned 2.76%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, led by power, water & sewer, and leased-backed
↑	Overweight to industrial revenue
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Rates positioning
↓	Underweight to housing
Western Asset Managed Municipals Fund	PAGE 1	7483-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.76	0.08	1.57
Class C (with sales charge)	1.76	0.08	1.57
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,920,877,895
Total Number of Portfolio Holdings*	723
Total Management Fee Paid	$11,887,681
Portfolio Turnover Rate	16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Managed Municipals Fund	PAGE 2	7483-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare and John Mooney.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7483-ATSR-0425

Western Asset Managed Municipals Fund
Class I [SMMYX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class I shares of Western Asset Managed Municipals Fund returned 3.54%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, led by power, water & sewer, and leased-backed
↑	Overweight to industrial revenue
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Rates positioning
↓	Underweight to housing
Western Asset Managed Municipals Fund	PAGE 1	7465-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class I	3.54	0.83	2.30
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,920,877,895
Total Number of Portfolio Holdings*	723
Total Management Fee Paid	$11,887,681
Portfolio Turnover Rate	16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Managed Municipals Fund	PAGE 2	7465-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare and John Mooney.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7465-ATSR-0425

Western Asset Managed Municipals Fund
Class IS [SSMMX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$52	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class IS shares of Western Asset Managed Municipals Fund returned 3.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, led by power, water & sewer, and leased-backed
↑	Overweight to industrial revenue
↑	Overweight to lower investment-grade securities

Top detractors from performance:
↓	Rates positioning
↓	Underweight to housing
Western Asset Managed Municipals Fund	PAGE 1	7213-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 3/16/2018 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	Since Inception (3/16/2018)
Class IS	3.57	0.86	2.45
Bloomberg Municipal Bond Index	2.96	0.67	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,920,877,895
Total Number of Portfolio Holdings*	723
Total Management Fee Paid	$11,887,681
Portfolio Turnover Rate	16%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Managed Municipals Fund	PAGE 2	7213-ATSR-0425

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare and John Mooney.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Managed Municipals Fund	PAGE 3	7213-ATSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2024 and February 28, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $151,676 in February 29, 2024 and $162,276 in February 28, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2024 and $0 in February 28, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,250 in February 29, 2024 and $29,250 in February 28, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 29, 2024 and $0 in February 28, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre – approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in February 29, 2024 and $334,889 in February 28, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Managed Municipals Fund
Financial Statements and Other Important Information
Annual  | February 28, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.6%
Alabama — 2.6%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,725,243
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,494,434 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,728,469 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,475,852 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,246,754
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,698,088
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,751,216
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,298,802
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,814,156 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	4,206,021 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,246,985
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,824,968
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,615,442 (a)(b)
Total Alabama				77,126,430
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,588,883
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,211,068
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	796,920
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,395,606 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	767,922
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,913,495
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,169,643
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,025,000	$1,005,434
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	2,018,482
Total Alaska				15,867,453
Arizona — 2.0%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,632,419
Series D	5.000%	7/1/46	1,900,000	1,907,510
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,369,292
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	988,290
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,150,049
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	764,633
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	461,810 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	656,699 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,960,853 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,795,455
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,704,625 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,395,081 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,810,443 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	763,635
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	235,101
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	458,077
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	549,032
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	995,524
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	$3,975,000	$4,015,075 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	985,222
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,297,240
Series A	5.000%	8/1/47	1,520,000	1,567,451
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,636,201
Total Arizona				59,099,717
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,691,149 (c)
California — 10.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,228,680
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,742,064
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	3.110%	4/1/27	20,495,000	20,593,946 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,492,960 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	30,884,458 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,619,046 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,546,223 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,808,655 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	27,149,815 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	12,019,141 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	$5,695,000	$5,747,612
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,174,750
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,497,773
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,208,369 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	909,242 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,574,749 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,736,785 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,205,691 (d)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,140,000	1,140,153
California Statewide CDA Revenue, American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,939,574
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,010,370
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,298,808
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,712,040
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,570,532 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,401,516 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,363,245 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,279,832 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	$2,675,000	$2,500,439 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,776,781
Series A, Refunding	5.000%	7/1/46	1,520,000	1,521,996
Series C	5.000%	7/1/38	760,000	781,136
Series C	5.000%	7/1/42	4,865,000	4,953,147
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,616,534
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,505,009
Series A	6.500%	11/1/39	5,515,000	6,969,707
Series B	7.000%	11/1/34	20,115,000	24,618,674
Series B	6.500%	11/1/39	5,820,000	7,355,157
Series C	6.125%	11/1/29	3,295,000	3,517,820
Series C	6.500%	11/1/39	980,000	1,238,497
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	2,300,000	2,356,404
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,671,731
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/38	5,390,000	5,647,750
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,121,488
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,406,688
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	690,126
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,022,180 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,165,368 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,204 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,451,796 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	912,495 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	$1,140,000	$1,160,832 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,191,916
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AGM	5.000%	6/1/52	190,000	190,116
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,178,871
Total California				295,383,891
Colorado — 2.1%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,611
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	664,087
Series A	5.000%	12/1/49	1,000,000	803,554
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,185,728
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,874,334
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,788,175
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,117,693
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,805,710
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,718,472
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,073,891
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,676,531
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,140,120
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,215,024
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,240,600 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Subordinated, Series B, Refunding	5.000%	11/15/31	$4,250,000	$4,632,878 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,869,790 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,169,311
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,817,882
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	686,247
Total Colorado				62,254,638
Connecticut — 0.4%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,533,280 (c)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,142,660
Connecticut State, GO, Series B	4.000%	1/15/42	1,500,000	1,514,942
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,953,709 (d)
Total Connecticut				12,144,591
Delaware — 0.7%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,320,173
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,557,550
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,278,440
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,333,881
US 301 Project	5.000%	6/1/55	10,437,000	10,447,728
Total Delaware				18,937,772
District of Columbia — 1.0%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,144,905
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,520,987
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,052,707 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Series A, Refunding	5.000%	10/1/30	$8,180,000	$8,838,505 (c)
Total District of Columbia				28,557,104
Florida — 5.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,698,343 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,572,871 (c)
Series A	5.000%	10/1/28	1,140,000	1,203,323 (c)
Series A	5.000%	10/1/45	16,700,000	16,737,582 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,719,248 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,179,837 (c)
Series B	5.000%	9/1/32	7,875,000	8,399,629 (c)
Series B	5.000%	9/1/33	6,535,000	6,925,999 (c)
Broward County, FL, School Board, COP, Series B, Refunding	5.000%	7/1/32	6,070,000	6,104,158
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,944,738
Refunding, BAM	5.250%	10/1/53	2,500,000	2,719,872
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,000,000	1,009,997
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,226,085
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,213,834
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	2,006,808
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,304,070 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	1,500,000	1,544,733 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	2,000,000	2,090,786 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	26,150,000	27,286,163 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	$1,520,000	$1,527,741
Series A, Refunding	5.000%	10/1/28	380,000	383,223
Series A, Refunding	5.000%	10/1/29	2,065,000	2,082,035
Series A, Refunding	5.000%	10/1/35	3,795,000	3,820,984
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,878,069
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,672,661 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,857,308 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,116,448 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,282,326
Series A, Refunding	5.000%	10/1/41	5,505,000	5,595,126
Series B, Refunding	5.000%	10/1/40	2,275,000	2,318,213 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,001,786
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,022,461 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,825,316 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,920,142
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,762,733
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,362,033
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	698,656
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	952,253
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,465,283
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)(g)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	$2,645,000	$2,757,853
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,061,746
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	290,000	297,655
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,119,171
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,543,880
Series 2024	4.800%	5/1/55	1,450,000	1,453,477 (d)
Total Florida				172,666,661
Georgia — 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	485,000	506,486
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,115,208
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,077,129
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,739,686
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	220,000	225,463
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,329,819
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	890,471
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	808,942
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	$1,520,000	$1,558,620
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	705,254
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,232,600
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	705,254
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,512,391
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,779,527
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,555,061
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,812,465
Series A	5.000%	5/15/34	1,520,000	1,569,372
Series A	5.000%	5/15/43	1,480,000	1,520,651
Series C	5.000%	9/1/30	4,850,000	5,149,640 (a)(b)
Total Georgia				43,794,039
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	799,799
Series F, Refunding	4.000%	1/1/36	2,655,000	2,638,007
Total Guam				3,437,806
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,796,064
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,901,991 (h)
Total Hawaii				8,698,055
Illinois — 12.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,242,418
Series 2018	5.000%	4/1/38	910,000	935,056
Series 2018	5.000%	4/1/42	3,340,000	3,399,679
Series 2023	5.750%	4/1/48	1,500,000	1,617,691
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	$605,000	$622,931
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,891,902
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,521,705
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,690,524
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	613,581
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,319,171
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,152,753
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,956,954
Series A	5.000%	12/1/35	7,870,000	8,122,651
Series A	5.000%	12/1/39	4,700,000	4,797,600
Series A	5.000%	12/1/40	2,125,000	2,161,406
Series A	5.000%	12/1/41	16,040,000	16,222,620
Series B, Refunding	5.000%	12/1/36	1,935,000	1,992,350
Series C, Refunding	5.000%	12/1/25	1,820,000	1,831,513
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,203,195
Series D	5.000%	12/1/46	3,225,000	3,168,164
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,166,582
Series A, Refunding	5.000%	1/1/28	2,670,000	2,766,594
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,732,076
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,150,727
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,414,922
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,260,041 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,160,376 (c)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,937,303 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,365,450
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,480,276
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	3,020,526
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,913,251
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,230,640
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,553,677
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,798,335
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series B, Refunding	5.000%	1/1/36	$3,055,000	$3,144,431
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	780,168
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	799,625
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	795,863
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,759,726
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,625,698
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,079,901
Series A, Refunding	4.000%	11/15/41	2,845,000	2,836,998
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/34	1,025,000	1,060,708
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	709,379
Benedictine University, Refunding	4.000%	10/1/33	545,000	459,361
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,913,856
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,258,581
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,804,463
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	784,928
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	931,503
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	777,254
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,530,085
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,524,702
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	380,936
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	$1,520,000	$1,568,841
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,584,178
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,000,577
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,984,827
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,837,697
Series A,	5.000%	1/1/42	17,075,000	17,679,733
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	603,736
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	399,875
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	596,094
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,923,944
Series 2016	5.000%	11/1/33	1,405,000	1,438,405
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,188,658
Series 2016, Refunding	5.000%	2/1/29	985,000	1,020,127
Series A	5.000%	3/1/34	2,000,000	2,180,428
Series A	4.000%	3/1/39	3,975,000	3,952,928
Series A	5.000%	5/1/39	2,275,000	2,359,149
Series A	5.000%	3/1/46	7,855,000	8,130,258
Series A, Refunding	5.000%	10/1/30	3,680,000	3,909,827
Series B	4.000%	12/1/37	3,500,000	3,506,286
Series B	4.250%	5/1/46	5,400,000	5,176,528
Series C	5.000%	12/1/41	9,500,000	10,238,237
Series D	5.000%	11/1/27	29,275,000	30,780,001
Series D	5.000%	11/1/28	5,700,000	5,982,455
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	768,714
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	7,500,000	1,695,183
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,329,827
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$14,600,000	$13,328,616
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,608,347
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	1,000,000	358,773
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,699,717
Series A, Refunding, NATL	6.000%	7/1/29	13,340,000	14,372,333
Total Illinois				352,577,105
Indiana — 1.2%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,382,882
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,548,891
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,794,541
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,312,416
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,271,438
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,473,057
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,677,802
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,507,392
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	11,090,000	11,591,096 (c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,929,259
Total Indiana				35,488,774
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,093,472
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	$3,305,000	$3,309,214
Series 3	5.000%	2/1/44	2,275,000	2,277,756
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,526,494
Improvement, Series A	5.000%	9/1/45	2,275,000	2,283,614
Total Kansas				9,397,078
Kentucky — 0.5%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,017,993
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	3,750,000	3,998,360 (a)(b)(h)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,274,097 (a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,680,894
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,195,999
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	750,598
Total Kentucky				14,917,941
Louisiana — 1.0%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,394,049
Series 2023	4.000%	4/1/53	2,850,000	2,799,823
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,623,234
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,815,963
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,453,227 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,733,427 (a)(b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	$8,750,000	$8,775,187 (a)(b)
Total Louisiana				29,594,910
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,218,692
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	794,173
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,577,001
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,603,328
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	765,624
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,082,848
Total Maryland				14,041,666
Massachusetts — 1.7%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,143,299
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,707,025
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,872,911
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,820,566
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	922,256
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	3,079,689
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,470,724
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,699,047
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,923,751
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,467,410
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,338,559 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,321,411 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series A, Refunding	5.000%	7/1/36	$530,000	$556,847 (c)
Series E	5.000%	7/1/46	5,505,000	5,735,401 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,545,300
Total Massachusetts				48,604,196
Michigan — 1.3%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,563,035
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,426,547
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,265,239
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,092,508
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,662,645
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,253,232
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	764,027
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,180,492
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,175,379
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,917,993
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	590,000	599,372
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,793,002
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,934,662 (c)
Total Michigan				38,628,133
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	721,809
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,561,239 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$2,125,000	$2,165,243
Total Missouri				6,448,291
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	798,106
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	910,400
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	706,188
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,068,524
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,714,434
Total Nebraska				11,197,652
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,211,672
New Jersey — 5.4%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AGM	5.000%	9/1/42	1,710,000	1,758,125
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,098,402
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,355 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,141,253 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,663 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,849,097
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,466,241
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,161,222
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	779,239 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	$4,895,000	$5,118,078
State House Project, Series B	5.000%	6/15/43	2,555,000	2,651,325
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,702,888 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,406,946 (c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,539,457 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,813,942 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,745,792
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,375,651
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,405,263
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,800,122
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,341,864
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,757,679
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	7,116,023
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,438,246
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	13,124,420
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,957,073
Transportation Program, Series BB	4.000%	6/15/38	645,000	646,807
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,062,932
Transportation Program, Series CC	4.125%	6/15/50	9,000,000	8,828,943
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,934,700
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,376,115 (e)
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,917,129
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,050,443
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,513,868
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	$3,795,000	$3,932,761
Series G, Refunding	5.000%	1/1/36	16,905,000	17,748,007
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,749,671
Total New Jersey				157,971,742
New York — 16.9%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,487,464 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,715,218
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	4,000,000	3,931,134 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,805,827
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	15,032,968
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.000%	11/15/51	1,520,000	1,544,031
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,484,864
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,986,419
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,143,737
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,864,903
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,042,548
Series A-2	5.000%	5/15/30	6,905,000	7,381,582 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,642,802
Subseries A-1	5.000%	8/1/39	3,555,000	3,782,544
Subseries A-1	4.000%	8/1/40	4,555,000	4,581,752
Subseries A-1	5.000%	8/1/47	6,415,000	6,743,112
Subseries B-1	5.000%	10/1/42	2,180,000	2,297,101
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,047,356
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,847,608
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,867,334
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	$6,400,000	$6,547,172
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,816,695
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,525,924
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,842,822
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,963,295
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,827,731
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,606,274
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	24,303,132
Subordinated, Subseries F-1	5.000%	2/1/45	7,000,000	7,506,478
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,475,881
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/30	10,000	10,770 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/32	5,000	5,385 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/34	5,000	5,385 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,490,402
Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	5,000	5,385 (e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,846,153
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,610,423
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,568 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,568 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,282,133
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,741,604
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,897,245
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,184,625 (d)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	$8,690,000	$8,784,571
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,422,623
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,413,388 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,421,447 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	840,787 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,269,289 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,131,322 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,263,835 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,923,775 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	18,120,191 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	17,750,000	18,354,570 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,395,039
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,517,767
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,989,551 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	6,400,000	6,395,734 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	2,800,000	1,824,086 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,640,294 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	$16,120,000	$16,120,940 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,379,794 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,712,120
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,521,117
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,674,030
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,191,186
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,870,769
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,926,696 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,118,245 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,406,355 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,402,657 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	29,598,863 (i)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,946,820
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,041,870
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	8,104,084
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	6,335,000	6,652,871
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,822,250
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	822,279
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,082,774
Total New York				494,850,343
North Carolina — 0.6%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,238,904
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	$1,740,000	$1,652,896 (c)
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,768,290
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	955,554
Series A, Refunding	5.000%	7/1/47	2,085,000	2,102,351
Series A, Refunding	5.000%	7/1/51	6,410,000	6,443,338
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	861,058
Total North Carolina				16,022,391
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	9,127,130
Ohio — 1.4%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,873,595
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,927,359
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,252,170
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	743,790
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	7,288,496
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,049,237
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,038,553
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,067,280 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,821,120 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,291,596 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
AMG Vanadium Project, Series 2019	5.000%	7/1/49	$8,960,000	$8,498,240 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,035,973 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	436,975
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	796,540
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	992,816
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,790,775 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,252,868 (c)
Total Ohio				41,157,383
Oregon — 0.5%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,362,022
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,263,265 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,251,906
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	878,578 (c)
Total Oregon				13,755,771
Pennsylvania — 4.1%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,430,618
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,165,894
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,610,345
Series 2018	5.000%	6/1/32	1,330,000	1,406,674
Series 2018	5.000%	6/1/34	760,000	800,606
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	$2,555,000	$2,556,131
Penn State Health	4.000%	11/1/35	760,000	770,177
Penn State Health	4.000%	11/1/37	1,520,000	1,531,067
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,333,720
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,718,043
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,180,634
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,519,158 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,049,468
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,138,196
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,218,239 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,998,037 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,012,851
Series A-1	5.000%	12/1/42	1,900,000	1,949,718
Series A-1	5.000%	12/1/47	3,015,000	3,081,136
Series A-2	5.000%	12/1/48	8,160,000	8,470,987
Series B	5.000%	12/1/45	4,000,000	4,265,815
Series B, Refunding	5.250%	12/1/44	1,150,000	1,258,893
Series C, Refunding	4.000%	12/1/51	2,275,000	2,147,492
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,535,739 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,631,847
Series B	5.000%	2/1/37	1,820,000	1,948,280
Series B	5.000%	2/1/38	1,710,000	1,824,412
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	$2,055,000	$2,074,641
Series A, State Aid Withholding	5.000%	9/1/35	910,000	917,490
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,948,009
Series A	5.000%	11/1/45	2,950,000	3,110,860
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,742,565
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,217,762
Total Pennsylvania				120,565,504
Puerto Rico — 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/25	315,000	316,181 (d)
Senior Lien, Series A	5.000%	7/1/33	600,000	638,187 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	429,790 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,434,377 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,492,326 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,503,804 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,250,041 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,916,830 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	181,833
Restructured, Series A-1	5.375%	7/1/25	110,752	111,370
Restructured, Series A-1	5.625%	7/1/27	219,802	229,971
Restructured, Series A-1	5.625%	7/1/29	216,236	233,078
Restructured, Series A-1	5.750%	7/1/31	210,028	234,647
Restructured, Series A-1	4.000%	7/1/33	199,162	200,787
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,794,752
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,743,798
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,454,376
Restructured, Series A-1	4.000%	7/1/46	217,253	198,265
Subseries CW	0.000%	11/1/43	821,838	517,758 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	1,772,062 *(f)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series A	5.000%	7/1/42	$7,945,000	$3,873,187 *(f)
Series A	5.050%	7/1/42	1,480,000	721,500 *(f)
Series CCC	—	7/1/21	25,000	12,125 *(j)
Series CCC	—	7/1/24	10,000	4,850 *(j)
Series CCC	—	7/1/24	760,000	368,600 *(j)
Series CCC	4.625%	7/1/25	25,000	12,188 *(f)
Series CCC	5.000%	7/1/28	475,000	231,563 *(f)
Series DDD, Refunding	—	7/1/19	15,000	7,275 *(j)
Series DDD, Refunding	—	7/1/21	330,000	160,050 *(j)
Series DDD, Refunding	—	7/1/21	2,695,000	1,307,075 *(j)
Series TT	—	7/1/17	25,000	12,125 *(j)
Series TT	—	7/1/24	90,000	43,650 *(j)
Series TT	5.000%	7/1/37	2,985,000	1,455,187 *(f)
Series XX	5.250%	7/1/40	10,665,000	5,199,187 *(f)
Series ZZ, Refunding	—	7/1/23	610,000	295,850 *(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,249,131
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,653,851
Restructured, Series A-1	4.550%	7/1/40	918,000	920,448
Restructured, Series A-1	4.750%	7/1/53	17,117,000	17,032,735
Restructured, Series A-1	5.000%	7/1/58	7,008,000	7,037,539
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,643,870
Restructured, Series A-2	4.329%	7/1/40	759,000	757,105
Total Puerto Rico				152,653,324
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,227,434
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,047,397
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,785,172
Total Rhode Island				7,060,003
South Carolina — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.801%	3/1/31	3,750,000	3,885,928 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$5,820,000	$5,587,567
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	588,099 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,251,713 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,080,579 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,103,479 (c)
Total South Carolina				16,497,365
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,161,581
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,629,447
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,743,842
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	18,144,574
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,517,056
Series A, AGM	5.250%	7/1/53	1,900,000	2,044,593
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	1,520,000	1,561,470
Subordinated, Series B, Refunding	5.000%	7/1/42	1,900,000	1,951,838
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,068,035
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,413,396 (c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,229,063 (c)
Total Tennessee				51,303,314
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 7.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$1,785,000	$1,813,504
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,642,918
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,322,423 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,451,736 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,793,660 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,552,819 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,201,043 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,520,107 (c)
Series B	5.000%	11/15/33	2,000,000	2,116,826 (c)
Series B	5.000%	11/15/44	2,655,000	2,718,811 (c)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,543,180
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,157,730
Castleberry, TX, ISD, GO, Series B, PSF-GTD	4.000%	2/15/49	3,090,000	3,001,656
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,558,152
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,226,778
Series C, Refunding	5.000%	8/15/41	4,250,000	4,684,393
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,977,660
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,487,139
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017, Refunding	5.000%	10/1/46	6,070,000	6,220,809
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,528,721
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	10,293,984
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,255,603
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,097,914
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,800,058 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	$7,590,000	$7,353,143
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	15,820,000	15,450,261
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,754,321
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,878,428
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,624,329 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,788,113 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,461,241 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,651,010 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,624,075 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,332,878 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,492,668 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,482,909 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,276,909
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	8/15/49	4,600,000	4,466,562
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	7,285,573
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	550,363 (c)
Series 2017	5.000%	11/1/36	540,000	549,111 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,120,000	2,120,801 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,619,681
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/1/54	4,565,000	4,373,840
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	$5,000,000	$4,756,646
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,224,026
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	785,000	774,330
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,159,947
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,272,962 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,492,125
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,996,267
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,995,000	11,383,174
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,974,496 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,335,590 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,793,948
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	764,281
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,390,358 (c)
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	9,250,000	8,847,122
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,708,210
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	5,000,000	4,782,228
Total Texas				219,759,550
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — 1.0%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	$7,500,000	$7,925,552 (c)
Series A	5.000%	7/1/36	3,645,000	3,739,636 (c)
Series A	5.000%	7/1/37	2,655,000	2,721,018 (c)
Series A	5.250%	7/1/42	2,500,000	2,696,840 (c)
Series B	5.000%	7/1/47	1,195,000	1,216,360
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,339,224
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,857,306
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	884,633
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	915,555
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	845,000	852,415
Series 2019	4.000%	10/15/30	1,535,000	1,549,588
Series 2019	4.000%	10/15/34	760,000	758,191
Series 2019	4.000%	10/15/39	1,330,000	1,282,629
Series 2021	3.000%	10/15/45	760,000	564,670
Total Utah				29,303,617
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,954,411
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,154,349
Total Vermont				4,108,760
Virginia — 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,280,533
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	794,758
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,640,209
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	650,828
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	4,000,000	4,169,284
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	1,750,000	1,897,977
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,842,342 (c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,392,033 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	$3,795,000	$3,377,943 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,642,009 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,338,541
Series A, Refunding	5.000%	1/1/35	2,070,000	2,185,484
Total Virginia				35,211,941
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,785,278 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,101,936 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,670,804 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,860,274 (c)
Series C	5.000%	5/1/42	6,450,000	6,573,345 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,594,844
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	536,110
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,176,730 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,746,680
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,005,667
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,348,843 (d)
Total Washington				43,400,511
Wisconsin — 1.0%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,430,200
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	2,010,243
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,390,704
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,676,960
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	$2,275,000	$2,307,627
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,374,960
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,284,957
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,772,227
Total Wisconsin				28,247,878

Total Municipal Bonds (Cost — $2,826,255,077)				2,822,018,304
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 5.6%
Alabama — 0.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,585,128
Florida — 1.3%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	19,250,000	18,460,501
Series C	4.000%	7/1/54	19,800,000	18,765,519
Total Florida				37,226,020
New York — 4.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,317,071
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,463,790
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	24,355,980
Series A, Refunding	4.000%	3/15/41	25,000,000	25,025,040
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	32,108,044
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,483,587
Total New York				116,753,512

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $161,481,066)				162,564,660
Total Investments before Short-Term Investments (Cost — $2,987,736,143)				2,984,582,964
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.3%
Municipal Bonds — 0.3%
Delaware — 0.0%††
University of Delaware, DE, Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	1.050%	11/1/35	$1,100,000	$1,100,000 (l)(m)
Indiana — 0.2%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	1.000%	10/1/40	1,400,000	1,400,000 (l)(m)
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - TD Bank N.A.	1.050%	11/1/39	4,000,000	4,000,000 (l)(m)
Total Indiana				5,400,000
New York — 0.1%
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	0.950%	6/1/44	300,000	300,000 (l)(m)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.000%	3/15/33	600,000	600,000 (c)(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	1.000%	6/15/39	200,000	200,000 (l)(m)
Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	1.000%	6/15/44	700,000	700,000 (l)(m)
New York State HFA Revenue, 10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.920%	5/1/35	200,000	200,000 (l)(m)
Total New York				2,000,000
North Carolina — 0.0%††
Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series H, SPA - JPMorgan Chase & Co.	0.900%	1/15/48	955,000	955,000 (l)(m)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — 0.0%††
Wisconsin State Housing and Economic Development Authority Revenue, Series E, Refunding, SPA - FHLB	2.450%	9/1/35	$700,000	$700,000 (c)(l)(m)

Total Short-Term Investments (Cost — $10,155,000)				10,155,000
Total Investments — 102.5% (Cost — $2,997,891,143)				2,994,737,964
TOB Floating Rate Notes — (3.2)%				(92,625,000)
Other Assets in Excess of Other Liabilities — 0.7%				18,764,931
Total Net Assets — 100.0%				$2,920,877,895

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of February 28, 2025.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of February 28, 2025.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Schedule of Investments (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	774	6/25	$93,505,311	$96,072,750	$2,567,439
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments, at value (Cost — $2,997,891,143)	$2,994,737,964
Cash	95,046
Interest receivable	33,736,008
Receivable for securities sold	5,575,200
Receivable for Fund shares sold	786,727
Deposits with brokers for open futures contracts	579,145
Receivable from brokers — net variation margin on open futures contracts	556,313
Prepaid expenses	52,866
Total Assets	3,036,119,269
Liabilities:
TOB Floating Rate Notes (Note 1)	92,625,000
Payable for securities purchased	12,197,138
Payable for Fund shares repurchased	7,089,066
Interest and commitment fees payable	1,017,375
Investment management fee payable	853,744
Distributions payable	646,015
Service and/or distribution fees payable	232,685
Trustees’ fees payable	6,738
Accrued expenses	573,613
Total Liabilities	115,241,374
Total Net Assets	$2,920,877,895
Net Assets:
Par value (Note 7)	$1,940
Paid-in capital in excess of par value	3,060,164,773
Total distributable earnings (loss)	(139,288,818)
Total Net Assets	$2,920,877,895
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
February 28, 2025
Net Assets:
Class 1	$12,873,491
Class A	$1,896,575,550
Class C	$27,059,897
Class I	$692,606,980
Class IS	$291,761,977
Shares Outstanding:
Class 1	858,263
Class A	126,044,522
Class C	1,796,620
Class I	45,958,544
Class IS	19,362,520
Net Asset Value:
Class 1 (and redemption price)	$15.00
Class A (and redemption price)	$15.05
Class C*	$15.06
Class I (and redemption price)	$15.07
Class IS (and redemption price)	$15.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.64

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

Statement of Operations
For the Year Ended February 28, 2025

Investment Income:
Interest	$126,073,937
Expenses:
Investment management fee (Note 2)	12,420,121
Service and/or distribution fees (Notes 2 and 5)	3,196,918
Interest expense (Note 1)	2,922,375
Transfer agent fees (Notes 2 and 5)	2,120,703
Registration fees	142,827
Legal fees	108,906
Fund accounting fees	100,057
Audit and tax fees	81,606
Trustees’ fees	79,352
Shareholder reports	74,085
Commitment fees (Note 8)	29,550
Insurance	22,957
Custody fees	17,437
Miscellaneous expenses	28,488
Total Expenses	21,345,382
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(532,440)
Net Expenses	20,812,942
Net Investment Income	105,260,995
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	4,724,239
Futures contracts	(5,091,718)
Net Realized Loss	(367,479)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(3,008,954)
Futures contracts	1,409,818
Change in Net Unrealized Appreciation (Depreciation)	(1,599,136)
Net Loss on Investments and Futures Contracts	(1,966,615)
Increase in Net Assets From Operations	$103,294,380
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Year Ended February 28, 2025 and the Year Ended February 29, 2024	2025	2024
Operations:
Net investment income	$105,260,995	$106,045,312
Net realized loss	(367,479)	(22,322,957)
Change in net unrealized appreciation (depreciation)	(1,599,136)	89,992,081
Increase in Net Assets From Operations	103,294,380	173,714,436
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(104,551,998)	(105,295,691)
Decrease in Net Assets From Distributions to Shareholders	(104,551,998)	(105,295,691)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	475,234,520	782,670,581
Reinvestment of distributions	95,625,112	95,481,310
Cost of shares repurchased	(811,608,525)	(859,957,142)
Increase (Decrease) in Net Assets From Fund Share Transactions	(240,748,893)	18,194,749
Increase (Decrease) in Net Assets	(242,006,511)	86,613,494
Net Assets:
Beginning of year	3,162,884,406	3,076,270,912
End of year	$2,920,877,895	$3,162,884,406
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2025	2024[2]	2023	2022	2021
Net asset value, beginning of year	$15.00	$14.65	$16.08	$16.42	$16.84
Income (loss) from operations:
Net investment income	0.52	0.52	0.46	0.42	0.48
Net realized and unrealized gain (loss)	(0.01)	0.34	(1.43)	(0.34)	(0.43)
Total income (loss) from operations	0.51	0.86	(0.97)	0.08	0.05
Less distributions from:
Net investment income	(0.51)	(0.51)	(0.46)	(0.42)	(0.47)
Total distributions	(0.51)	(0.51)	(0.46)	(0.42)	(0.47)
Net asset value, end of year	$15.00	$15.00	$14.65	$16.08	$16.42
Total return[3]	3.45%	6.03%	(6.04)%	0.44%	0.40%
Net assets, end of year (000s)	$12,873	$13,244	$13,750	$16,397	$17,842
Ratios to average net assets:
Gross expenses	0.62%	0.56%	0.54%	0.50%	0.51%
Net expenses[4]	0.62 [5]	0.56 [5]	0.53 [5]	0.50	0.51 [5]
Net investment income	3.44	3.52	3.08	2.55	2.95
Portfolio turnover rate	16%	19%	33%[6]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2025	2024[2]	2023	2022	2021
Net asset value, beginning of year	$15.05	$14.70	$16.14	$16.48	$16.89
Income (loss) from operations:
Net investment income	0.50	0.50	0.43	0.40	0.46
Net realized and unrealized gain (loss)	(0.01)	0.34	(1.43)	(0.34)	(0.42)
Total income (loss) from operations	0.49	0.84	(1.00)	0.06	0.04
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.44)	(0.40)	(0.45)
Total distributions	(0.49)	(0.49)	(0.44)	(0.40)	(0.45)
Net asset value, end of year	$15.05	$15.05	$14.70	$16.14	$16.48
Total return[3]	3.34%	5.87%	(6.21)%	0.32%	0.28%
Net assets, end of year (millions)	$1,897	$2,024	$2,042	$3,447	$3,271
Ratios to average net assets:
Gross expenses	0.74%	0.70%	0.68%	0.63%	0.64%
Net expenses[4,5]	0.73	0.70	0.67	0.63	0.64
Net investment income	3.33	3.38	2.88	2.41	2.82
Portfolio turnover rate	16%	19%	33%[6]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2025	2024[2]	2023	2022	2021
Net asset value, beginning of year	$15.06	$14.71	$16.15	$16.49	$16.91
Income (loss) from operations:
Net investment income	0.42	0.42	0.36	0.31	0.37
Net realized and unrealized gain (loss)	(0.01)	0.34	(1.44)	(0.34)	(0.43)
Total income (loss) from operations	0.41	0.76	(1.08)	(0.03)	(0.06)
Less distributions from:
Net investment income	(0.41)	(0.41)	(0.36)	(0.31)	(0.36)
Total distributions	(0.41)	(0.41)	(0.36)	(0.31)	(0.36)
Net asset value, end of year	$15.06	$15.06	$14.71	$16.15	$16.49
Total return[3]	2.76%	5.28%	(6.71)%	(0.24)%	(0.27)%
Net assets, end of year (000s)	$27,060	$40,655	$58,420	$98,239	$140,793
Ratios to average net assets:
Gross expenses	1.30%	1.26%	1.22%	1.19%	1.19%
Net expenses[4,5]	1.30	1.26	1.21	1.19	1.19
Net investment income	2.76	2.81	2.36	1.86	2.28
Portfolio turnover rate	16%	19%	33%[6]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2025	2024[2]	2023	2022	2021
Net asset value, beginning of year	$15.07	$14.72	$16.16	$16.50	$16.92
Income (loss) from operations:
Net investment income	0.53	0.53	0.47	0.43	0.49
Net realized and unrealized gain (loss)	(0.01)	0.34	(1.44)	(0.34)	(0.43)
Total income (loss) from operations	0.52	0.87	(0.97)	0.09	0.06
Less distributions from:
Net investment income	(0.52)	(0.52)	(0.47)	(0.43)	(0.48)
Total distributions	(0.52)	(0.52)	(0.47)	(0.43)	(0.48)
Net asset value, end of year	$15.07	$15.07	$14.72	$16.16	$16.50
Total return[3]	3.54%	6.06%	(6.01)%	0.49%	0.47%
Net assets, end of year (millions)	$693	$745	$717	$1,114	$1,062
Ratios to average net assets:
Gross expenses	0.61%	0.57%	0.52%	0.50%	0.50%
Net expenses[4,5]	0.54	0.51	0.47	0.46	0.45
Net investment income	3.52	3.56	3.11	2.59	3.01
Portfolio turnover rate	16%	19%	33%[6]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2025	2024[2]	2023	2022	2021
Net asset value, beginning of year	$15.07	$14.72	$16.16	$16.50	$16.92
Income (loss) from operations:
Net investment income	0.53	0.53	0.48	0.43	0.49
Net realized and unrealized gain (loss)	(0.00)[3]	0.35	(1.45)	(0.33)	(0.42)
Total income (loss) from operations	0.53	0.88	(0.97)	0.10	0.07
Less distributions from:
Net investment income	(0.53)	(0.53)	(0.47)	(0.44)	(0.49)
Total distributions	(0.53)	(0.53)	(0.47)	(0.44)	(0.49)
Net asset value, end of year	$15.07	$15.07	$14.72	$16.16	$16.50
Total return[4]	3.57%	6.09%	(5.98)%	0.53%	0.50%
Net assets, end of year (000s)	$291,762	$340,515	$245,287	$117,624	$66,125
Ratios to average net assets:
Gross expenses	0.52%	0.49%	0.45%	0.42%[5]	0.42%
Net expenses[6]	0.51 [7]	0.48 [7]	0.44 [7]	0.42 [5]	0.42 [7]
Net investment income	3.54	3.60	3.25	2.61	3.03
Portfolio turnover rate	16%	19%	33%[8]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset Managed Municipals Fund 2025 Annual Report

manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,822,018,304	—	$2,822,018,304
Municipal Bonds Deposited in Tender Option Bond Trusts	—	162,564,660	—	162,564,660
Total Long-Term Investments	—	2,984,582,964	—	2,984,582,964
Short-Term Investments†	—	10,155,000	—	10,155,000
Total Investments	—	$2,994,737,964	—	$2,994,737,964
Other Financial Instruments:
Futures Contracts††	$2,567,439	—	—	$2,567,439
Total	$2,567,439	$2,994,737,964	—	$2,997,305,403

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of

Western Asset Managed Municipals Fund 2025 Annual Report

Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended February 28, 2025, the average daily amount of floating rate notes outstanding was $77,807,849 and weighted average interest rate was 3.70%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of February 28, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind

Western Asset Managed Municipals Fund 2025 Annual Report

securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the year ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $532,440.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Managed Municipals Fund 2025 Annual Report

Pursuant to these arrangements, at February 28, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2026	$367	$55,574	$1,435	$429,584	$17,899
Expires February 28, 2027	259	39,018	668	485,121	7,374
Total fee waivers/expense reimbursements subject to recapture	$626	$94,592	$2,103	$914,705	$25,273
For the year ended February 28, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $10,439 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended February 28, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$91,335	—
CDSCs	28,275	$710
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2025, such purchase and sale transactions (excluding accrued interest) were $227,855,000 and $167,550,000, respectively.
3. Investments
During the year ended February 28, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$498,996,683
Sales	599,586,719
At February 28, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,900,131,072	$60,626,353	$(58,644,461)	$1,981,892
Futures contracts	—	2,567,439	—	2,567,439

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at February 28, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,567,439

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Managed Municipals Fund 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(5,091,718)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,409,818
During the year ended February 28, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$96,981,476
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended February 28, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$13,993
Class A	$2,960,340	1,388,493
Class C	236,578	27,749
Class I	—	690,037
Class IS	—	431
Total	$3,196,918	$2,120,703
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended February 28, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$259
Class A	39,018
Class C	668
Class I	485,121
Class IS	7,374
Total	$532,440
6. Distributions to shareholders by class

	Year Ended February 28, 2025	Year Ended February 29, 2024
Net Investment Income:
Class 1	$446,913	$462,084
Class A	65,197,299	67,303,739
Class C	922,556	1,378,541
Class I	25,619,951	25,712,225
Class IS	12,365,279	10,439,102
Total	$104,551,998	$105,295,691
7. Shares of beneficial interest
At February 28, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	29,844	$446,842	31,422	$462,084
Shares repurchased	(54,641)	(818,599)	(86,833)	(1,275,891)
Net decrease	(24,797)	$(371,757)	(55,411)	$(813,807)
Class A
Shares sold	13,286,083	$199,809,293	20,812,630	$307,224,593
Shares issued on reinvestment	4,097,987	61,549,816	4,279,681	63,142,527
Shares repurchased	(25,843,046)	(388,323,466)	(29,473,560)	(433,765,162)
Net decrease	(8,458,976)	$(126,964,357)	(4,381,249)	$(63,398,042)

Western Asset Managed Municipals Fund 2025 Annual Report

	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	149,345	$2,250,548	210,037	$3,095,073
Shares issued on reinvestment	54,541	819,765	82,795	1,222,617
Shares repurchased	(1,106,602)	(16,645,526)	(1,563,821)	(23,138,434)
Net decrease	(902,716)	$(13,575,213)	(1,270,989)	$(18,820,744)
Class I
Shares sold	11,754,231	$176,836,999	20,576,233	$304,005,124
Shares issued on reinvestment	1,426,784	21,464,256	1,452,469	21,455,048
Shares repurchased	(16,632,603)	(250,421,388)	(21,331,241)	(312,144,564)
Net increase (decrease)	(3,451,588)	$(52,120,133)	697,461	$13,315,608
Class IS
Shares sold	6,398,003	$96,337,680	11,424,562	$168,345,791
Shares issued on reinvestment	754,028	11,344,433	622,508	9,199,034
Shares repurchased	(10,387,586)	(155,399,546)	(6,111,277)	(89,633,091)
Net increase (decrease)	(3,235,555)	$(47,717,433)	5,935,793	$87,911,734
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2025.
Western Asset Managed Municipals Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28 and February 29, respectively, was as follows:

	2025	2024
Distributions paid from:
Tax-exempt income	$104,419,835	$105,295,583
Ordinary income	132,163	108
Total distributions paid	$104,551,998	$105,295,691
As of February 28, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$3,897,604
Deferred capital losses*	(144,522,299)
Other book/tax temporary differences(a)	(3,213,454)
Unrealized appreciation (depreciation)(b)	4,549,331
Total distributable earnings (loss) — net	$(139,288,818)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book/tax differences in the accrual of interest income on securities in default.

10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Managed Municipals Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
April 17, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Managed Municipals Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2025:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$104,419,835
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$236,450
Section 163(j) Interest Earned	§163(j)	$833,424
Interest Earned from Federal Obligations	Note (1)	$7,922
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Managed Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Managed Municipals Fund

(This page intentionally left blank.)

Western Asset
Managed Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Managed Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Managed Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90002-AFSOI 4/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2025